Prepayments (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepayments [Abstract]
Prepaid expenses	$ 4,775	$ 7,258
Prepaid insurance premiums	4,328	1,672
Fleet insurance	2,424	6,350
Prepayments	$ 11,527	$ 15,280